Document and Entity Information	Dec. 31, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	LIBERTY OILFIELD SERVICES INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38081
Entity Tax Identification Number	81-4891595
Entity Address, Address Line One	950 17th Street
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	515-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	LBRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As reported in a Current Report on Form 8-K filed with the Securities and Exchange Commission by Liberty Oilfield Services Inc., a Delaware corporation (the “Company”), on January 4, 2021 (the “Original Liberty Form 8-K”), on December 31, 2020, the Company, Liberty Oilfield Services New HoldCo LLC, a Delaware limited liability company, the managing member of which is the Company (“US Buyer”), and LOS Canada Operations Inc., a British Columbia corporation, and indirect, wholly-owned subsidiary of US Buyer (“Canadian Buyer”), completed the previously announced transactions contemplated by that certain Master Transaction Agreement, dated as of August 31, 2020, by and among the Company, US Buyer, Canadian Buyer, Schlumberger Technology Corporation, a Texas corporation (“Schlumberger US”), and Schlumberger Canada Limited, a corporation organized pursuant to the laws of the Province of Alberta (together with Schlumberger US, the “Schlumberger Parties”), pursuant to which US Buyer and Canadian Buyer acquired the Schlumberger Parties’ onshore hydraulic fracturing business (“OneStim”) in the United States and Canada, including its pressure pumping, pumpdown perforating, and Permian frac sand businesses (the “OneStim Acquisition”). This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Liberty Form 8-K to provide the following: • the unaudited and audited combined financial statements of OneStim (for the periods described in Item 9.01(a) below), the notes related thereto and the Report of Independent Auditors, as applicable; and • the unaudited pro forma condensed combined financial information described in Item 9.01(b) below. No other modifications to the Original Liberty Form 8-K are being made by this Amendment. This Amendment should be read in connection with the Original Liberty Form 8-K, which provides a more complete description of the OneStim Acquisition.
Amendment Flag	true
Entity Central Index Key	0001694028